Investments (Securities Lending) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities Financing Transaction [Line Items]
Cash collateral on deposit from counterparties	$ 3,791	$ 6,642
Security collateral on deposit from counterparties	29	27
Reinvestment portfolio — estimated fair value	3,823	6,571
Amortized cost
Securities Financing Transaction [Line Items]
Securities loaned	3,085	5,895
Estimated fair value
Securities Financing Transaction [Line Items]
Securities loaned	$ 3,748	$ 6,555